Subsequent Events (Details Narrative) 1 - Yorkville [Member]	Feb. 02, 2024 USD ($) Days $ / shares	Sep. 06, 2024 USD ($)
Other Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,877,319
Debt instrument discount as a percentage of face value	20.00%
Short term debt bearing fixed interest rate percentage	10.00%
Short term debt default interest rate percentage	18.00%
Loan conversion price | $ / shares	$ 10
Debt instrument convertible threshold percentage of stock price trigger	90.00%
Debt Instrument consecutive trading days | Days	10
Debt instrument conversion price per share floor price | $ / shares	$ 2
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,500,000
Debt instrument discount as a percentage of face value	20.00%
Short term debt bearing fixed interest rate percentage	10.00%
Short term debt default interest rate percentage	18.00%
Loan conversion price | $ / shares	$ 10
Debt instrument convertible threshold percentage of stock price trigger	90.00%
Debt Instrument consecutive trading days | Days	10
Debt instrument conversion price per share floor price | $ / shares	$ 2
Subsequent Event [Member] | Second A&R YA Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 7,500,000
Subsequent Event [Member] | Tranche One [Member] | Second A&R YA Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		2,500,000
Subsequent Event [Member] | Tranche Two [Member] | Second A&R YA Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		2,500,000
Subsequent Event [Member] | Tranche Three [Member] | Second A&R YA Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 2,500,000
Subsequent Event [Member] | Other Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,877,319
Debt instrument discount as a percentage of face value	20.00%
Short term debt bearing fixed interest rate percentage	10.00%
Short term debt default interest rate percentage	18.00%
Loan conversion price | $ / shares	$ 10
Debt instrument convertible threshold percentage of stock price trigger	90.00%
Debt Instrument consecutive trading days | Days	10
Debt instrument conversion price per share floor price | $ / shares	$ 2